Related Party Transactions (Parenthetical) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Telehouse Beijing Company Limited | aBitCool Incorporated
Related Party Transaction [Line Items]
Percentage of ownership acquired	10.00%	10.00%
Shanghai Cloud 21Vianet Network Co., Ltd. ("Shanghai Cloud") | Twenty One Vianet Zhi Hui Ke Ji Company Limited
Related Party Transaction [Line Items]
Percentage of ownership acquired		99.95%
Shanghai Cloud 21Vianet Network Co., Ltd. ("Shanghai Cloud") | Beijing 21Vianet Zhi Hui Neng Yuan System Technology Company Limited
Related Party Transaction [Line Items]
Percentage of ownership acquired		0.05%
Shenzhen Cloud Information Technology Co., Ltd. ("Shenzhen Cloud") | Twenty One Vianet Zhi Hui Ke Ji Company Limited
Related Party Transaction [Line Items]
Percentage of ownership acquired		100.00%